Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Segment Reporting Information [Line Items]
Assets	$ 13,056	$ 13,438	$ 12,667
Capital expenditures	211	246
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	10,322	10,541	9,933
Capital expenditures	123	88
QVC-Japan
Segment Reporting Information [Line Items]
Assets	732	969	732
Capital expenditures	16	105
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,109	1,064	1,103
Capital expenditures	28	25
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	613	619	628
Capital expenditures	16	22
QVC-Italy
Segment Reporting Information [Line Items]
Assets	280	245	271
Capital expenditures	$ 28	$ 6